Inventories Related to Real Estate Business - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business expected to be recovered longer than twelve months	$ 3,212,328	$ 102,401	$ 3,220,603